Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 97,467	$ 77,187
Allowance for credit losses	(21,862)	(21,144)
Accounts receivable, net	$ 75,605	$ 56,043